Distribution Date:	08/17/26	BANK 2019-BNK17
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Executive Vice President - Division Head	(913) 253-9001	AskMidland@midlands.com
Mortgage Loan Detail (Part 1)	14-15		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065403AY3	2.798000%	16,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	065403AZ0	3.028000%	6,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	065403BA4	3.623000%	28,600,000.00	15,729,672.81	464,402.28	47,490.50	0.00	0.00	511,892.78	15,265,270.53	31.66%	30.00%
A-3	065403BB2	3.456000%	250,000,000.00	244,399,671.91	0.00	703,871.06	0.00	0.00	703,871.06	244,399,671.91	31.66%	30.00%
A-4	065403BC0	3.714000%	252,862,000.00	252,862,000.00	0.00	782,607.89	0.00	0.00	782,607.89	252,862,000.00	31.66%	30.00%
A-S	065403BF3	3.976000%	81,116,000.00	81,116,000.00	0.00	268,764.35	0.00	0.00	268,764.35	81,116,000.00	20.84%	19.75%
B	065403BG1	4.128000%	42,537,000.00	42,537,000.00	0.00	146,327.28	0.00	0.00	146,327.28	42,537,000.00	15.17%	14.38%
C	065403BH9	4.659405%	30,665,000.00	30,665,000.00	0.00	119,067.21	0.00	0.00	119,067.21	30,665,000.00	11.08%	10.50%
D	065403AJ6	3.000000%	20,774,000.00	20,774,000.00	0.00	51,935.00	0.00	0.00	51,935.00	20,774,000.00	8.31%	7.88%
E	065403AL1	3.000000%	13,849,000.00	13,849,000.00	0.00	34,622.50	0.00	0.00	34,622.50	13,849,000.00	6.46%	6.13%
F	065403AN7	3.238405%	16,817,000.00	16,817,000.00	0.00	45,383.54	0.00	0.00	45,383.54	16,817,000.00	4.22%	4.00%
G	065403AQ0	3.238405%	7,913,000.00	7,913,000.00	0.00	21,354.58	0.00	0.00	21,354.58	7,913,000.00	3.17%	3.00%
H*	065403AS6	3.238405%	23,742,234.00	23,742,234.00	0.00	64,072.47	0.00	0.00	64,072.47	23,742,234.00	0.00%	0.00%
V	065403AV9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	065403AW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2J5PI8	4.738405%	41,651,328.11	39,494,977.84	24,442.23	155,952.66	0.00	0.00	180,394.89	39,470,535.61	0.00%	0.00%
Regular SubTotal			833,026,562.11	789,899,556.56	488,844.51	2,441,449.04	0.00	0.00	2,930,293.55	789,410,712.05

X-A	065403BD8	1.150112%	553,962,000.00	512,991,344.72	0.00	491,664.42	0.00	0.00	491,664.42	512,526,942.44
X-B	065403BE6	0.710116%	123,653,000.00	123,653,000.00	0.00	73,173.35	0.00	0.00	73,173.35	123,653,000.00
X-C	065403BJ5	0.079000%	30,665,000.00	30,665,000.00	0.00	2,018.78	0.00	0.00	2,018.78	30,665,000.00
X-D	065403AA5	1.738405%	34,623,000.00	34,623,000.00	0.00	50,157.32	0.00	0.00	50,157.32	34,623,000.00
X-F	065403AC1	1.500000%	16,817,000.00	16,817,000.00	0.00	21,021.25	0.00	0.00	21,021.25	16,817,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	065403AE7	1.500000%	7,913,000.00	7,913,000.00	0.00	9,891.25	0.00	0.00	9,891.25	7,913,000.00
X-H	065403AG2	1.500000%	23,742,234.00	23,742,234.00	0.00	29,677.79	0.00	0.00	29,677.79	23,742,234.00
Notional SubTotal			791,375,234.00	750,404,578.72	0.00	677,604.16	0.00	0.00	677,604.16	749,940,176.44

Deal Distribution Total					488,844.51	3,119,053.20	0.00	0.00	3,607,897.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065403AY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	065403AZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	065403BA4	549.98855979	16.23784196	1.66050699	0.00000000	0.00000000	0.00000000	0.00000000	17.89834895	533.75071783
A-3	065403BB2	977.59868764	0.00000000	2.81548424	0.00000000	0.00000000	0.00000000	0.00000000	2.81548424	977.59868764
A-4	065403BC0	1,000.00000000	0.00000000	3.09500000	0.00000000	0.00000000	0.00000000	0.00000000	3.09500000	1,000.00000000
A-S	065403BF3	1,000.00000000	0.00000000	3.31333337	0.00000000	0.00000000	0.00000000	0.00000000	3.31333337	1,000.00000000
B	065403BG1	1,000.00000000	0.00000000	3.44000000	0.00000000	0.00000000	0.00000000	0.00000000	3.44000000	1,000.00000000
C	065403BH9	1,000.00000000	0.00000000	3.88283744	0.00000000	0.00000000	0.00000000	0.00000000	3.88283744	1,000.00000000
D	065403AJ6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065403AL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065403AN7	1,000.00000000	0.00000000	2.69867039	0.00000000	0.00000000	0.00000000	0.00000000	2.69867039	1,000.00000000
G	065403AQ0	1,000.00000000	0.00000000	2.69867054	0.00000000	0.00000000	0.00000000	0.00000000	2.69867054	1,000.00000000
H	065403AS6	1,000.00000000	0.00000000	2.69867065	0.00000000	0.30378860	0.00000000	0.00000000	2.69867065	1,000.00000000
V	065403AV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	065403AW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2J5PI8	948.22853513	0.58682955	3.74424219	0.00000000	0.00942371	0.00000000	0.00000000	4.33107174	947.64170558

Notional Certificates
X-A	065403BD8	926.04067557	0.00000000	0.88754178	0.00000000	0.00000000	0.00000000	0.00000000	0.88754178	925.20234680
X-B	065403BE6	1,000.00000000	0.00000000	0.59176365	0.00000000	0.00000000	0.00000000	0.00000000	0.59176365	1,000.00000000
X-C	065403BJ5	1,000.00000000	0.00000000	0.06583336	0.00000000	0.00000000	0.00000000	0.00000000	0.06583336	1,000.00000000
X-D	065403AA5	1,000.00000000	0.00000000	1.44867054	0.00000000	0.00000000	0.00000000	0.00000000	1.44867054	1,000.00000000
X-F	065403AC1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	065403AE7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	065403AG2	1,000.00000000	0.00000000	1.24999989	0.00000000	0.00000000	0.00000000	0.00000000	1.24999989	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	47,490.50	0.00	47,490.50	0.00	0.00	0.00	47,490.50	0.00
A-3	07/01/26 - 07/30/26	30	0.00	703,871.06	0.00	703,871.06	0.00	0.00	0.00	703,871.06	0.00
A-4	07/01/26 - 07/30/26	30	0.00	782,607.89	0.00	782,607.89	0.00	0.00	0.00	782,607.89	0.00
A-S	07/01/26 - 07/30/26	30	0.00	268,764.35	0.00	268,764.35	0.00	0.00	0.00	268,764.35	0.00
B	07/01/26 - 07/30/26	30	0.00	146,327.28	0.00	146,327.28	0.00	0.00	0.00	146,327.28	0.00
C	07/01/26 - 07/30/26	30	0.00	119,067.21	0.00	119,067.21	0.00	0.00	0.00	119,067.21	0.00
D	07/01/26 - 07/30/26	30	0.00	51,935.00	0.00	51,935.00	0.00	0.00	0.00	51,935.00	0.00
E	07/01/26 - 07/30/26	30	0.00	34,622.50	0.00	34,622.50	0.00	0.00	0.00	34,622.50	0.00
F	07/01/26 - 07/30/26	30	0.00	45,383.54	0.00	45,383.54	0.00	0.00	0.00	45,383.54	0.00
G	07/01/26 - 07/30/26	30	0.00	21,354.58	0.00	21,354.58	0.00	0.00	0.00	21,354.58	0.00
H	07/01/26 - 07/30/26	30	7,193.21	64,072.47	0.00	64,072.47	0.00	0.00	0.00	64,072.47	7,212.62
RR Interest	07/01/26 - 07/30/26	30	390.97	155,952.66	0.00	155,952.66	0.00	0.00	0.00	155,952.66	392.51
X-A	07/01/26 - 07/30/26	30	0.00	491,664.42	0.00	491,664.42	0.00	0.00	0.00	491,664.42	0.00
X-B	07/01/26 - 07/30/26	30	0.00	73,173.35	0.00	73,173.35	0.00	0.00	0.00	73,173.35	0.00
X-C	07/01/26 - 07/30/26	30	0.00	2,018.78	0.00	2,018.78	0.00	0.00	0.00	2,018.78	0.00
X-D	07/01/26 - 07/30/26	30	0.00	50,157.32	0.00	50,157.32	0.00	0.00	0.00	50,157.32	0.00
X-F	07/01/26 - 07/30/26	30	0.00	21,021.25	0.00	21,021.25	0.00	0.00	0.00	21,021.25	0.00
X-G	07/01/26 - 07/30/26	30	0.00	9,891.25	0.00	9,891.25	0.00	0.00	0.00	9,891.25	0.00
X-H	07/01/26 - 07/30/26	30	0.00	29,677.79	0.00	29,677.79	0.00	0.00	0.00	29,677.79	0.00
Totals			7,584.18	3,119,053.20	0.00	3,119,053.20	0.00	0.00	0.00	3,119,053.20	7,605.13

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,607,897.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,133,353.71	Master Servicing Fee	6,784.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,627.66
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.10
ARD Interest	0.00	Operating Advisor Fee	1,088.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.05
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,133,353.71	Total Fees	14,300.51

Principal		Expenses/Reimbursements
Scheduled Principal	488,844.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	488,844.50	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,119,053.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	488,844.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,607,897.71
Total Funds Collected	3,622,198.21	Total Funds Distributed	3,622,198.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	789,899,556.72	789,899,556.72	Beginning Certificate Balance	789,899,556.56
(-) Scheduled Principal Collections	488,844.50	488,844.50	(-) Principal Distributions	488,844.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	789,410,712.22	789,410,712.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	789,899,556.75	789,899,556.75	Ending Certificate Balance	789,410,712.05
Ending Actual Collateral Balance	789,410,712.25	789,410,712.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP	Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP
10,000,000 or less	20	90,230,976.11	11.43%	31	4.9462	2.012846	1.40 or less	7	179,147,833.79	22.69%	31	4.5361	0.677713
10,000,001 to 20,000,000	11	150,498,599.82	19.06%	31	4.8520	1.952161	1.41 to 1.60	6	74,310,455.70	9.41%	31	5.1854	1.497753
20,000,001 to 30,000,000	4	91,933,551.14	11.65%	30	4.8254	1.404347	1.61 to 1.80	6	83,258,992.33	10.55%	31	4.7841	1.778677
30,000,001 to 40,000,000	1	40,000,000.00	5.07%	31	3.9200	4.021200	1.81 to 2.00	4	50,892,060.15	6.45%	30	4.7776	1.845670
40,000,001 to 50,000,000	3	139,780,823.96	17.71%	31	4.5089	1.981188	2.01 to 2.20	2	11,912,797.15	1.51%	31	5.0226	2.038168
50,000,001 to 60,000,000	2	106,412,545.13	13.48%	31	4.2317	2.296319	2.21 or greater	17	281,834,357.04	35.70%	31	4.3188	2.885921
60,000,001 or greater	1	62,500,000.00	7.92%	31	4.1430	0.411200	Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646
Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	108,054,216.06	13.69%	31	4.8126	NAP
							Defeased	7	108,054,216.06	13.69%	31	4.8126	NAP
Arizona	1	13,434,284.26	1.70%	31	4.9500	1.576300
							Industrial	10	32,199,028.15	4.08%	31	4.9981	1.058053
California	8	224,380,862.91	28.42%	31	4.5705	1.484769
							Lodging	5	32,573,194.45	4.13%	31	5.1200	1.486852
Colorado	1	2,473,910.19	0.31%	29	4.6800	1.533900
							Mixed Use	1	20,031,846.65	2.54%	31	5.4200	1.452900
Florida	3	18,604,887.98	2.36%	30	5.0149	2.101482
							Multi-Family	7	155,507,810.41	19.70%	31	4.0946	2.671626
Georgia	5	23,586,476.57	2.99%	31	4.8514	1.849263
							Office	6	176,447,764.36	22.35%	31	4.5508	1.012152
Hawaii	186	49,999,999.99	6.33%	30	4.3100	2.833200
							Other	178	47,376,863.48	6.00%	30	4.3100	2.833200
Illinois	3	47,504,098.00	6.02%	31	4.0846	3.757578
							Retail	19	201,317,747.12	25.50%	31	4.7523	2.163156
Maryland	1	1,350,000.00	0.17%	30	5.3500	3.086700
							Self Storage	4	13,876,889.38	1.76%	31	5.0476	2.302725
Massachusetts	2	29,685,860.81	3.76%	30	4.7946	1.813904
							Totals	237	789,410,712.22	100.00%	31	4.6065	1.928646
Michigan	2	26,553,874.28	3.36%	31	5.0500	1.431800

Minnesota	1	45,780,823.96	5.80%	30	4.8500	0.607000

Missouri	1	20,031,846.65	2.54%	31	5.4200	1.452900

Nevada	3	25,366,304.30	3.21%	31	4.5385	2.849393

New York	2	75,314,249.62	9.54%	31	3.8527	2.211601

North Carolina	1	4,097,787.93	0.52%	31	4.8900	2.497400

Ohio	1	13,588,672.81	1.72%	31	4.9340	1.106200

Pennsylvania	3	10,469,288.55	1.33%	31	4.9976	1.952939

Texas	4	30,307,915.19	3.84%	30	4.9019	2.070524

Washington	2	16,800,000.00	2.13%	31	4.6766	2.743020

Totals	237	789,410,712.22	100.00%	31	4.6065	1.928646

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP	Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP
	4.4999% or less	7	290,814,249.62	36.84%	31	4.1185	2.271160	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	21	264,990,798.45	33.57%	30	4.7822	1.763020	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	14	125,551,448.09	15.90%	31	5.1890	1.471052	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	681,356,496.16	86.31%	31	4.5739	1.926103
								Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP	Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP
	59 months or less	42	681,356,496.16	86.31%	31	4.5739	1.926103	Interest Only	20	408,638,661.00	51.77%	31	4.5030	2.162842
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	272,717,835.16	34.55%	31	4.6800	1.571373
	Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	108,054,216.06	13.69%	31	4.8126	NAP			No outstanding loans in this group
Underwriter's Information		1	2,025,352.15	0.26%	29	4.6800	2.490000
	12 months or less	39	655,081,144.01	82.98%	31	4.5756	1.885793
	13 months to 24 months	1	5,250,000.00	0.67%	30	4.9500	2.617600
	25 months or greater	1	19,000,000.00	2.41%	32	4.4000	3.064700
	Totals	48	789,410,712.22	100.00%	31	4.6065	1.928646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801894	OF	Jersey City	NJ	Actual/360	4.640%	253,717.78	0.00	0.00	N/A	03/01/29	12/01/28	63,500,000.00	63,500,000.00	08/01/26
2	300801890	OF	San Francisco	CA	Actual/360	4.143%	222,973.96	0.00	0.00	N/A	03/01/29	--	62,500,000.00	62,500,000.00	08/01/26
3	1855411	MF	Long Island City	NY	Actual/360	3.784%	167,835.52	92,597.17	0.00	N/A	04/01/29	--	51,505,142.30	51,412,545.13	08/01/26
4	310949373	OF	Los Gatos	CA	Actual/360	4.650%	220,229.17	0.00	0.00	N/A	03/11/29	--	55,000,000.00	55,000,000.00	08/11/26
5	1855980	OF	Eagan	MN	Actual/360	4.850%	191,555.53	85,482.68	0.00	N/A	02/01/29	--	45,866,306.64	45,780,823.96	08/01/26
6	321600006	Various Honolulu		HI	Actual/360	4.310%	185,569.44	0.00	0.00	N/A	02/07/29	--	50,000,000.00	50,000,000.00	08/07/26
7	300801899	RT	Vista	CA	Actual/360	4.380%	165,953.33	0.00	0.00	N/A	04/01/29	--	44,000,000.00	44,000,000.00	08/01/26
8	1853584	MF	Chicago	IL	Actual/360	3.920%	135,022.22	0.00	0.00	N/A	03/05/29	--	40,000,000.00	40,000,000.00	08/05/26
9	1852999	MF	New York	NY	Actual/360	4.000%	82,504.35	51,171.93	0.00	N/A	02/01/29	--	23,952,876.42	23,901,704.49	08/01/26
10	310949381	LO	Garden Grove	CA	Actual/360	5.253%	113,091.88	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	08/11/26
11	1855569	RT	Seekonk	MA	Actual/360	4.700%	93,086.11	0.00	0.00	N/A	02/05/29	--	23,000,000.00	23,000,000.00	08/05/26
12	300801893	MU	Kansas City	MO	Actual/360	5.420%	93,599.94	22,895.49	0.00	N/A	03/01/29	--	20,054,742.14	20,031,846.65	08/01/26
13	321600013	MF	Las Vegas	NV	Actual/360	4.400%	71,988.89	0.00	0.00	N/A	04/01/29	--	19,000,000.00	19,000,000.00	08/01/26
14	600944537	IN	Pontiac	MI	Actual/360	5.050%	70,306.53	28,896.71	0.00	N/A	03/11/29	--	16,167,582.88	16,138,686.17	08/11/26
15	410947792	RT	Bakersfield	CA	Actual/360	4.875%	65,067.71	0.00	0.00	N/A	03/11/29	--	15,500,000.00	15,500,000.00	08/11/26
16	310948902	RT	Flagstaff	AZ	Actual/360	4.950%	57,360.42	22,705.08	0.00	N/A	03/11/29	--	13,456,989.34	13,434,284.26	08/11/26
17	600948700	RT	Little Elm	TX	Actual/360	4.930%	61,132.00	0.00	0.00	N/A	02/11/29	--	14,400,000.00	14,400,000.00	07/11/26
18	410948907	IN	San Jose	CA	Actual/360	5.070%	58,755.35	20,787.50	0.00	N/A	02/11/29	--	13,457,992.97	13,437,205.47	08/11/26
19	321600019	MF	Columbus	OH	Actual/360	4.934%	57,807.82	17,257.70	0.00	N/A	03/01/29	--	13,605,930.51	13,588,672.81	08/01/26
20	610937722	IN	Long Beach	CA	Actual/360	4.710%	52,725.83	0.00	0.00	N/A	03/11/29	--	13,000,000.00	13,000,000.00	08/11/26
21	1854100	RT	Bonney Lake	WA	Actual/360	4.500%	48,437.50	0.00	0.00	N/A	03/01/29	--	12,500,000.00	12,500,000.00	08/01/26
22	1853808	RT	Farmington	MI	Actual/360	5.050%	45,373.38	18,805.04	0.00	N/A	02/01/29	--	10,433,993.15	10,415,188.11	08/01/26
23	300801889	MF	Jackson	TN	Actual/360	5.250%	48,613.71	14,889.72	0.00	N/A	02/01/29	--	10,753,262.64	10,738,372.92	08/01/26
24	610947719	RT	Spring	TX	Actual/360	4.860%	46,388.90	0.00	0.00	N/A	01/11/29	--	11,084,563.00	11,084,563.00	08/11/26
25	300801891	MF	Los Angeles	CA	Actual/360	5.100%	48,308.33	0.00	0.00	N/A	03/01/29	--	11,000,000.00	11,000,000.00	08/01/26
26	610945101	RT	Cape Coral	FL	Actual/360	4.925%	46,650.69	0.00	0.00	N/A	01/11/29	--	11,000,000.00	11,000,000.00	08/11/26
27	321600027	RT	Marietta	GA	Actual/360	4.540%	35,996.63	15,546.18	0.00	N/A	03/01/29	--	9,207,606.33	9,192,060.15	08/01/26
28	321410120	LO	Various	Various	Actual/360	4.680%	30,561.34	10,264.07	0.00	N/A	01/01/29	--	7,583,458.52	7,573,194.45	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28A	321601020				Actual/360	4.680%	8,173.23	2,745.00	0.00	N/A	01/01/29	--	2,028,097.15	2,025,352.15	08/01/26
29	310948751	OF	Lowell	MA	Actual/360	5.120%	29,529.37	11,828.26	0.00	N/A	03/11/29	--	6,697,689.07	6,685,860.81	08/11/26
31	1854767	RT	Jonesboro	GA	Actual/360	5.000%	25,896.57	10,842.16	0.00	N/A	03/01/29	--	6,014,687.57	6,003,845.41	08/01/26
32	300801892	SS	Covington	GA	Actual/360	5.220%	28,415.28	8,733.14	0.00	N/A	03/01/29	--	6,321,530.29	6,312,797.15	08/01/26
33	300801885	RT	New Hartford	NY	Actual/360	5.300%	24,669.27	14,473.81	0.00	N/A	02/01/29	--	5,405,316.95	5,390,843.14	08/01/26
34	1855733	RT	Philadelphia	PA	Actual/360	5.390%	23,867.75	8,664.84	0.00	N/A	03/01/29	--	5,142,373.03	5,133,708.19	08/01/26
35	300801882	RT	East Los Angeles	CA	Actual/360	4.800%	23,146.67	0.00	0.00	N/A	02/01/29	--	5,600,000.00	5,600,000.00	08/01/26
37	410948316	RT	Park Ridge	IL	Actual/360	4.950%	22,378.12	0.00	0.00	N/A	02/11/29	--	5,250,000.00	5,250,000.00	08/11/26
38	410948243	SS	Manchester Township NJ		Actual/360	5.220%	19,890.38	0.00	0.00	N/A	02/11/29	--	4,425,000.00	4,425,000.00	08/11/26
39	1854759	RT	Everett	WA	Actual/360	5.190%	19,217.42	0.00	0.00	N/A	03/01/29	--	4,300,000.00	4,300,000.00	08/01/26
40	1854049	SS	Greensboro	NC	Actual/360	4.890%	17,277.22	5,252.84	0.00	N/A	03/01/29	--	4,103,040.77	4,097,787.93	08/01/26
41	1855864	RT	Audubon	PA	Actual/360	4.600%	15,844.44	0.00	0.00	N/A	03/01/29	--	4,000,000.00	4,000,000.00	08/01/26
42	300801896	MF	Gainesville	FL	Actual/360	5.100%	16,713.56	5,004.43	0.00	N/A	03/01/29	--	3,805,745.32	3,800,740.89	08/01/26
43	300801895	MF	Gainesville	FL	Actual/360	5.190%	17,023.34	4,916.39	0.00	N/A	03/01/29	--	3,809,063.48	3,804,147.09	08/01/26
44	410948299	OF	Grass Valley	CA	Actual/360	4.850%	13,985.34	5,011.57	0.00	N/A	02/11/29	--	3,348,669.01	3,343,657.44	08/11/26
45	410948598	SS	Las Vegas	NV	Actual/360	4.920%	14,704.41	4,445.54	0.00	N/A	02/11/29	--	3,470,749.84	3,466,304.30	08/11/26
46	321600046	OF	Conroe	TX	Actual/360	5.040%	13,640.83	5,627.25	0.00	N/A	03/01/29	--	3,143,049.40	3,137,422.15	08/01/26
47	1855985	RT	Las Vegas	NV	Actual/360	4.990%	12,461.14	0.00	0.00	N/A	02/01/29	--	2,900,000.00	2,900,000.00	08/01/26
48	1856043	RT	Glen Ellyn	IL	Actual/360	4.990%	9,685.73	0.00	0.00	N/A	02/01/29	--	2,254,098.00	2,254,098.00	08/01/26
49	410948276	RT	Bethesda	MD	Actual/360	5.350%	6,219.38	0.00	0.00	N/A	02/11/29	--	1,350,000.00	1,350,000.00	08/11/26
Totals							3,133,353.71	488,844.50	0.00				789,899,556.72	789,410,712.22
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	3,257,057.60	730,433.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,645,101.32	4,448,210.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,338,454.97	2,399,604.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,710,072.00	745,599.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	73,460,768.00	19,020,680.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,329,162.66	2,519,046.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,467,946.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	381,902.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	15,545,676.34	15,117,988.75	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,880,187.52	1,085,913.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,213,278.09	566,122.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,653,373.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,425,413.10	425,415.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,878,164.83	462,993.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,726,261.41	799,291.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,392,271.31	0.00	--	--	--	0.00	0.00	60,729.00	60,729.00	0.00	0.00
18	1,359,516.73	250,258.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	814,548.26	508,746.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,666,561.98	929,525.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,478,350.10	701,012.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	711,275.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,830,129.01	319,078.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,136,503.00	303,901.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	4,398,101.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	958,445.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	696,597.51	429,791.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	969,992.95	694,317.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	702,594.87	309,454.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	574,599.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	689,358.75	344,679.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	421,400.00	105,350.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	722,387.32	342,123.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	497,414.70	248,707.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	375,339.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	620,942.87	176,928.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	647,770.96	174,270.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	653,825.15	298,046.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	414,592.18	97,165.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	285,916.95	197,941.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	198,000.00	148,500.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	162,488.40	55,814.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	166,198,566.05	56,050,091.33				0.00	0.00	60,729.00	60,729.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606539%	4.585515%	31
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606577%	4.585553%	32
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606623%	4.585598%	33
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606661%	4.585635%	34
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606707%	4.585680%	35
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606744%	4.585716%	36
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606804%	4.585776%	37
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606841%	4.585811%	38
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606876%	4.585846%	39
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606920%	4.585888%	40
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606955%	4.585923%	41
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606998%	4.585965%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	600948700	07/11/26	0	B	60,729.00	60,729.00	0.00	14,400,000.00
Totals					60,729.00	60,729.00	0.00	14,400,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		789,410,712	789,410,712	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	789,410,712	789,410,712	0	0	0	0
Jul-26	789,899,557	789,899,557	0	0	0	0
Jun-26	790,424,233	790,424,233	0	0	0	0
May-26	790,909,016	790,909,016	0	0	0	0
Apr-26	791,429,777	791,429,777	0	0	0	0
Mar-26	791,910,531	791,910,531	0	0	0	0
Feb-26	792,503,535	792,503,535	0	0	0	0
Jan-26	792,979,980	792,979,980	0	0	0	0
Dec-25	793,454,519	793,454,519	0	0	0	0
Nov-25	793,965,405	793,965,405	0	0	0	0
Oct-25	794,435,996	794,435,996	0	0	0	0
Sep-25	794,943,077	794,943,077	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
28	321410120	10,000,000.00	4.68000%	10,000,000.00 4.68000%		10	07/31/20	05/01/20	09/11/20
28	321410120	0.00	4.68000%	0.00	4.68000%	10	09/11/20	05/01/20	07/31/20
Totals		10,000,000.00		10,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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